Condensed Statements of Changes in Shareholders' Equity	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022	$ 15,203	$ 2,684,797	$ 2,389,828	$ 3,817,370	$ 5,089,828
Balance, shares at Dec. 31, 2022	11,250,000
Net income loss			4,685	3,516	4,685
Balance at Dec. 31, 2023	$ 15,203	2,684,797	2,394,513	3,820,886	5,094,513
Balance, shares at Dec. 31, 2023	11,250,000
Net income loss			24,664	18,252	24,664
Balance at Jun. 30, 2024	$ 15,203	2,684,797	2,419,177	3,839,138	5,119,177
Balance, shares at Jun. 30, 2024	11,250,000
Balance at Dec. 31, 2023	$ 15,203	2,684,797	2,394,513	3,820,886	5,094,513
Balance, shares at Dec. 31, 2023	11,250,000
Net income loss			(814,366)	(610,775)	(814,366)
Balance at Dec. 31, 2024	$ 15,203	2,684,797	1,580,147	3,210,111	4,280,147
Balance, shares at Dec. 31, 2024	11,250,000
Net income loss			243,980	185,425	243,980
Issuance of ordinary shares	$ 2,925			2,223	2,925
Issuance of ordinary shares, shares	2,250,000
Capital contribution		5,285,908		4,060,092	5,285,908
Balance at Jun. 30, 2025	$ 18,128	$ 7,970,705	$ 1,824,127	$ 7,457,851	$ 9,812,960
Balance, shares at Jun. 30, 2025	13,500,000